Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net income	$ 41,332	$ 145,269	$ 70,964
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	107,395	101,793	73,885
Amortization and write-off of deferred financing costs	5,580	11,752	6,682
Amortization of deferred dry dock and special survey costs	5,364	3,306	2,441
Provision for losses on accounts receivable	239	4,660	2,237
Unrealized (gain)/loss on FFA derivatives	(289)	19,903	(1,674)
Unrealized gain on warrants	0	(5,888)	(5,863)
Unrealized loss on available for sale securities	0	0	13,778
Unrealized gain on interest rate swaps	0	(1,133)	(1,774)
Share based compensation and consultancy fees	4,252	8,095	2,187
Gain on sale of assets	(38,822)	(55,432)	(20,785)
Loss/(gain) on change in control	35,325	(17,742)	0
Gain on repurchase of convertible bond	0	(3,799)	0
Loss on bond extinguishment	5,573	0	0
Income tax (benefit)/expense	(56)	414	(1,565)
Compensation income	0	0	(6,082)
Losses/(earnings) in affiliates, net of dividends received	6,909	307	(1,355)
Changes in operating assets and liabilities:
Decrease in restricted cash	13,043	3,855	11,078
(Increase)/decrease in accounts receivable	(32,594)	3,465	29,082
(Increase)/decrease in prepaid expenses and other assets	(6,686)	2,770	(9,465)
Increase in due from affiliate companies	(50,786)	(630)	(296)
Increase/(decrease) in accounts payable	1,333	(11,445)	(10,610)
Increase/(decrease) in accrued expenses	18,539	(1,927)	12,306
Increase/(decrease) in deferred income	10,168	(2,104)	(5,172)
Decrease in other long term liabilities	(6,742)	(15,123)	(11,659)
Increase in derivative assets and liabilities	335	7,612	71,633
Payments for dry dock and special survey costs	(12,769)	(9,337)	(3,522)
Net cash provided by operating activities	106,643	188,641	216,451
INVESTING ACTIVITIES:
Deconsolidation of Navios Acquisition	(72,425)	0	0
Acquisition of subsidiary, net of cash acquired	0	(98,913)	(369)
Investment in affiliate	(2,052)	(6,151)	0
Proceeds from sale of assets	120,000	484,082	66,600
Decrease/(increase) in restricted cash	778	67,659	(90,878)
Receipts from investment in finance lease	0	180	567
Loan proceeds to affiliate company	(33,609)	0	0
Loan repayment from affiliate company	6,000	0	0
Deposits for vessel acquisitions	(66,769)	(343,243)	(238,810)
Acquisition of vessels	(56,059)	(222,773)	(512,760)
Purchase of property, equipment and other fixed assets	(71,128)	(16,761)	(26,888)
Net cash used in investing activities	(175,264)	(135,920)	(802,538)
FINANCING ACTIVITIES:
Proceeds from long-term loans	86,379	466,634	621,270
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	534,188	400,000	394,412
Repayment of long-term debt and payment of principal	(248,487)	(804,397)	(333,952)
Repayment of senior notes	(300,000)	0	0
Payments of obligations under capital leases	(1,040)	0	0
Proceeds from warrant exercise	0	(2,060)	0
Debt issuance costs	(2,767)	(23,458)	(18,097)
(Increase)/decrease in restricted cash	(284)	17,662	(9,500)
(Dividends)/contributions from noncontrolling shareholders	0	(470)	563
Acquisition of noncontrolling interest	(8,638)	0	0
Repurchase of preferred stock	0	(49,016)	0
Preferred shares issuance costs	0	(1,819)	0
Repurchase of convertible bond	0	(29,100)	0
Issuance of common stock	415	415	0
Dividends paid	(27,238)	(27,037)	(27,583)
Proceeds from equity offering, net of fees	0	33,402	0
Acquisition of treasury stock	(221)	0	(717)
Net cash provided by/(used in) financing activities	32,307	(19,244)	626,396
(Decrease)/increase in cash and cash equivalents	(36,314)	33,477	40,309
Cash and cash equivalents, beginning of year	207,410	173,933	133,624
Cash and cash equivalents, end of year	171,096	207,410	173,933
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	78,151	85,361	49,584
Cash paid for income taxes	834	485	2,238
Non-cash investing and financing activities
Issuance of convertible debt in connection with the acquisition of vessels (Note 7 and 11)	0	0	31,673
Issuance of preferred stock in connection with the acquisition of vessels (Note 7 and 17)	0	69,301	40,284
Equity in net earnings of affiliated companies (Note 9 and 16)	35,246	40,585	29,222
Dividends declared but not paid (Note 2)	6,149	7,214	6,052
Shares released to the shareholders of Horamar (Note 3)	0	10,869	0
Investments in available for sale securities (Note 24)	10,283	35,297	0
Debt assumed in connection with acquisitions of businesses (Note 11)	0	543,438	804
Capitalized deferred financing costs into vessel cost	291	590	125
Capital lease obligations	0	34,033	0
Consultancy Fees	0	5,619	0
Contribution from non controlling shareholders	$ 0	$ (2,237)	$ 2,237